Schedule of Operating Real Estate Held For Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated
Operating real estate, held-for-sale	$ 7,741	$ 9,966
Impairment		(260)		(433)
Leasing Commission Capitalized	122
Amortization of leasing commissions		(90)		(13)
Proceeds from sale of real estate held for sale		(840)		(650)
Gain on sale				61
Transferred to investments in real estate (held for use)	(7,863)
Operating real estate, held-for-sale		$ 8,776